UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital, L.L.C.
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:
                       --------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ John Griffin                       New York, NY           2/14/12
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]

The 13F reports relating to the securities holdings of Blue Ridge Capital and its affiliated funds prior to this 13F report can be found under the name "Blue Ridge Capital Holdings LLC/Blue Ridge Capital Holdings LLC", 13F File Number 028-06968.

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   52
                                               -------------

Form 13F Information Table Value Total:           $5,300,934
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.   Form 13F File Number              Name

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAZON COM INC               COM              023135106  301,522  1,741,896 SH       SOLE                 1,741,896      0    0
AMERICAN CAPITAL AGENCY CORP COM              02503X105   56,160  2,000,000 SH       SOLE                 2,000,000      0    0
AMERICAN INTL GROUP INC      *W EXP 01/19/202 026874156    6,337  1,150,000 SH       SOLE                 1,150,000      0    0
APPLE INC                    COM              037833100  152,078    375,500 SH       SOLE                   375,500      0    0
ARCOS DORADOS HOLDINGS INC   SHS CLASS -A -   G0457F107    6,159    300,000 SH       SOLE                   300,000      0    0
BAIDU INC                    SPON ADR REP A   056752108   66,097    567,500 SH       SOLE                   567,500      0    0
BLACKROCK INC                COM              09247X101  102,488    575,000 SH       SOLE                   575,000      0    0
CITIGROUP INC                COM NEW          172967424   33,151  1,260,000 SH       SOLE                 1,260,000      0    0
DELTA AIR LINES INC DEL      COM NEW          247361702  100,316 12,400,000 SH       SOLE                12,400,000      0    0
DOLLAR TREE INC              COM              256746108  159,571  1,920,000 SH       SOLE                 1,920,000      0    0
DUNKIN BRANDS GROUP INC      COM              265504100      625     25,000 SH       SOLE                    25,000      0    0
DYNEGY INC DEL               COM              26817G300    9,321  3,365,000 SH       SOLE                 3,365,000      0    0
EAST WEST BANCORP INC        COM              27579R104   60,042  3,040,100 SH       SOLE                 3,040,100      0    0
ECHOSTAR CORP                CL A             278768106    2,226    106,300 SH       SOLE                   106,300      0    0
GILEAD SCIENCES INC          COM              375558103   54,846  1,340,000 SH       SOLE                 1,340,000      0    0
GOLUB CAP BDC INC            COM              38173M102   10,690    689,655 SH       SOLE                   689,655      0    0
GOOGLE INC                   CL A             38259P508  322,950    500,000 SH       SOLE                   500,000      0    0
GREENLIGHT CAPITAL RE LTD    CLASS A          G4095J109   20,898    882,892 SH       SOLE                   882,892      0    0
HCA HOLDINGS INC             COM              40412C101  146,279  6,640,000 SH       SOLE                 6,640,000      0    0
ILLUMINA INC                 COM              452327109   26,365    865,000 SH       SOLE                   865,000      0    0
IVANHOE ENERGY INC           COM              465790103   17,903 15,985,000 SH       SOLE                15,985,000      0    0
IVANHOE MINES LTD            COM              46579N103   19,403  1,095,000 SH       SOLE                 1,095,000      0    0
JPMORGAN CHASE & CO          COM              46625H100  142,476  4,285,000 SH       SOLE                 4,285,000      0    0
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114    7,931    933,000 SH       SOLE                   933,000      0    0
KKR & CO L P DEL             COM UNITS        48248M102   30,628  2,387,180 SH       SOLE                 2,387,180      0    0
LEVEL 3 COMMUNICATIONS INC   COM              52729N308  131,077  7,714,937 SH       SOLE                 7,714,937      0    0
LIBERTY GLOBAL INC           COM SER A        530555101  198,620  4,840,856 SH       SOLE                 4,840,856      0    0
LOWES COS INC                COM              548661107  180,096  7,096,000 SH       SOLE                 7,096,000      0    0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100  244,755  4,759,000 SH       SOLE                 4,759,000      0    0
MGIC INVT CORP WIS           COM              552848103   36,929  9,900,600 SH       SOLE                 9,900,600      0    0
MONSANTO CO NEW              COM              61166W101  303,753  4,335,000 SH       SOLE                 4,335,000      0    0
NETFLIX INC                  COM              64110L106  163,871  2,365,000 SH       SOLE                 2,365,000      0    0
NORTHEAST BANCORP            COM NEW          663904209    1,976    157,040 SH       SOLE                   157,040      0    0
NOVAGOLD RES INC             COM NEW          66987E206   61,014  7,195,000 SH       SOLE                 7,195,000      0    0
NRG ENERGY INC               COM NEW          629377508  151,574  8,365,000 SH       SOLE                 8,365,000      0    0
PACIFIC BIOSCIENCES CALIF IN COM              69404D108    2,436    870,000 SH       SOLE                   870,000      0    0
PENNYMAC MTG INVT TR         COM              70931T103   39,622  2,384,000 SH       SOLE                 2,384,000      0    0
PRICELINE COM INC            COM NEW          741503403  259,111    554,000 SH       SOLE                   554,000      0    0
RALPH LAUREN CORP            CL A             751212101  129,105    935,000 SH       SOLE                   935,000      0    0
RANGE RES CORP               COM              75281A109  354,274  5,719,627 SH       SOLE                 5,719,627      0    0
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106  206,955  7,875,000 SH       SOLE                 7,875,000      0    0
SIRIUS XM RADIO INC          COM              82967N108  100,781 55,374,141 SH       SOLE                55,374,141      0    0
TD AMERITRADE HLDG CORP      COM              87236Y108   76,763  4,905,000 SH       SOLE                 4,905,000      0    0
TESLA MTRS INC               COM              88160R101   16,422    575,000 SH       SOLE                   575,000      0    0
THERMO FISHER SCIENTIFIC INC COM              883556102  209,560  4,660,000 SH       SOLE                 4,660,000      0    0
UNITED CONTL HLDGS INC       COM              910047109   76,342  4,045,678 SH       SOLE                 4,045,678      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102  254,461  5,450,000 SH       SOLE                 5,450,000      0    0
VERISIGN INC                 COM              92343E102   74,298  2,080,000 SH       SOLE                 2,080,000      0    0
WABCO HLDGS INC              COM              92927K102   59,458  1,370,000 SH       SOLE                 1,370,000      0    0
XINYUAN REAL ESTATE CO LTD   SPONS ADR        98417P105   24,068 13,752,933 SH       SOLE                13,752,933      0    0
YANDEX N V                   SHS CLASS A      N97284108   32,308  1,640,000 SH       SOLE                 1,640,000      0    0
YOUKU COM INC                SPONSORED ADR    98742U100   54,845  3,500,000 SH       SOLE                 3,500,000      0    0
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